SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended
	Nov. 03, 2022	Oct. 06, 2022	Oct. 31, 2022	Oct. 24, 2022	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Number of shares issuable per warrant					1	1
Exercise price of warrants					$ 11.50	$ 11.50
Expiration term of warrants (in years)					5 years	5 years
Subsequent Event
SUBSEQUENT EVENTS
Gross proceeds of subsequent placement	$ 10,000,000
Subsequent Event | PIPE securities purchase agreement
SUBSEQUENT EVENTS
Aggregate purchase price		$ 10,000,000
Gross proceeds of subsequent placement		$ 5,000,000
Percentage of additional offering securities to PIPE investors		100.00%
Percentage of offering securities to PIPE investors		25.00%
Subsequent Event | PIPE registration rights agreement
SUBSEQUENT EVENTS
Resale of share rights agreement description		(i) file a registration statement with the SEC for the registration and resale of a number of shares of DHAC Common Stock at least equal to 200% of the sum of the number of shares of DHAC Common Stock issuable upon conversion of the PIPE Shares and upon exercise of the PIPE Warrants (collectively, the “Registrable Securities”) within 30 days after the closing of the PIPE Securities Purchase Agreement; (ii) to use DHAC’s best efforts to have such registration statement to be declared effective as soon as practicable after the filing thereof, but no later than earlier of (a) the 90th calendar day (or 120th calendar day if the SEC notifies the Company that it will “review” the registration statement) and (b) the 2nd business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review and (iii) to use DHAC’s best efforts to maintain the effectiveness of such registration statement with respect to the Registrable Securities at all times until the date all of the securities covered hereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act.
Subsequent Event | PIPE lock-up agreement
SUBSEQUENT EVENTS
Purchase price per share		$ 12.50
Subsequent Event | Bridge financing | 10% discount on senior secured promissory notes due October 5, 2023
SUBSEQUENT EVENTS
Number of shares issuable per warrant		173,913
Exercise price of warrants		$ 11.50
Percentage of discount on senior secured promissory notes		10.00%
Aggregate principal amount		$ 2,222,222
Percentage of interest, guaranteed on bridge notes		10.00%
Number of warrants, representing the right to purchase one share		30,000
Percentage of unpaid bridge notes		110.00%
Percentage of interest due on guaranteed bridge notes		10.00%
Subsequent Event | Series B financing | Series A preferred stock
SUBSEQUENT EVENTS
Number of shares issued			43,700
Deferred underwriting fee			$ 4,370,000
Subsequent Event | Extension loan
SUBSEQUENT EVENTS
Payment of termination fee				$ 350,000
Subsequent Event | second amended and restated business combination agreement
SUBSEQUENT EVENTS
Percentage of consideration payable		100.00%
Number of shares issued		8,000
Number of shares issuable per warrant		424,000
Proceeds from sale of Private Placement Warrants		$ 8,000,000
Exercise price of warrants		$ 12.50
Expiration term of warrants (in years)		5 years
Conversion price of convertible notes		$ 10.00